Statements of Cash Flows	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 JPY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	¥ (382,305,039)	$ (2,811,273)	¥ (602,474,568)	$ (4,430,286)	¥ (70,517,782)
Adjustment to reconcile net loss to net cash generated from operating activities:
Depreciation expense	778,611	5,725	309,508		67,932
Loan origination fee	231,000	1,699	244,233		244,393
Deferred tax expense	122,261	899	15,978,261		(15,912,026)
Foreign currency exchange gain	(243,159)	(1,787)
Loss on digital assets	629,195	4,627
Realized fair value gain on digital assets	3,412	25
Loss from equity method investments					440,272
Share-based compensation expense			670,000,000		56,000,000
Changes in assets and liabilities
Accounts receivable	41,324,791	303,880	(31,572,765)		54,368,059
Prepayments	2,848,747	20,948	(1,083,020)		(2,573,645)
Short-term deposits	55		(3,096,564)
Digital assets	(1,382,914)	(10,169)
Other current assets, net	54,369	399	(87,296)		1,368,080
Long-term deposits	(10,000)	(74)
Income taxes, net	(57,557,091)	(423,245)	28,148,718		664,195
Contract liabilities	1,397,470	10,276	(108,544)		108,544
Other payables and accrued liabilities	(5,574,747)	(40,994)	24,000,359		10,263,729
Lease obligations net cash	(54,168)	(396)	8,366
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(399,737,207)	(2,939,460)	100,266,688		34,521,751
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from liquidation of equity method investments			4,559,728
Purchases of property and equipment	(1,627,539)	(11,968)	(984,370)		(611,152)
Refund of security deposit			187,000
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(1,627,539)	(11,968)	3,762,358		(611,152)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares for cash			200,134,000		103,518,000
Proceeds from loans	150,000,000	1,103,023
Repayment of loans	(16,250,000)	(119,494)	(11,000,000)		(12,000,000)
Payments on deferred initial public offering (“IPO”) costs	(212,160,121)	(1,560,116)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(78,410,121)	(576,587)	189,134,000		91,518,000
EFFECT OF EXCHANGE RATE	243,159	1,787
CHANGE IN CASH	(479,531,708)	(3,526,228)	293,163,046		125,428,599
CASH, AT BEGINNING OF PERIOD	657,418,101	4,834,313	364,255,055		238,826,456
CASH, AT PERIOD END	177,886,393	1,308,085	657,418,101	$ 4,834,313	364,255,055
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	2,479,492	18,233	1,032,588		1,219,532
Income taxes	22,619,600	166,333	290,000		173,900
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Liabilities assumed in connection with purchase of property and equipment					¥ 163,408